Lease accounting	12 Months Ended
Dec. 31, 2024
Lease accounting
Lease accounting
15	Lease accounting

The Company has operating leases primarily for office and operation space. The lease term is generally specified in lease agreements, however certain agreements provide for lease term extensions or early termination options. To determine the period for the estimated future lease payments, the Company evaluates whether it is reasonably certain that it will exercise the option at the commencement date and periodically thereafter. The lease terms of the Company’s operating leases generally ranged from 12 to 36 months (2023: 12 to 36 months), and the weighted average remaining lease term as of December 31, 2024 was 23 months (2023: 24 months).

To determine the estimated future lease payments, the Company reviews each of its lease agreements to identify the various payment components. The Company includes only the actual lease components in its determination of future lease payments for all the leases. Once the estimated future lease payments are determined, the Company uses a discount rate to calculate the present value of the future lease payments. During the year ended December 31, 2024, a weighted average discount rate of 4.4% (2023: 4.1%) has been applied to the remaining lease payments to calculate the lease liabilities included within the consolidated balance sheets. This represents the incremental borrowing rate the Company would be subject to on borrowings from its available revolving debt agreements.

The right-of-use assets of the Company, net of accumulated amortization and impairment, amounted to US$54 and US$460 as of December 31, 2023 and 2024, respectively. The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2024.

2025	495
2026	430
2027	239
Total operating lease payments (undiscounted)	1,164
Less: Imputed interest	(65)
Total operating lease liabilities (discounted)	1,099

Lease expenses for these leases are recognized on a straight-line basis over the lease term. For short-term leases over which the Company has elected not to apply the recognition requirements of ASC 842, the Company has recognized the lease payments as expenses on a straight-line basis over the lease term. For the years ended December 31, 2022, 2023 and 2024, total lease cost is comprised of the following:

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continued		Discontinued	Continued		Continuing
	operations	operations	Total	operations	operations	Total	operations
Relating to the operating lease liabilities	1,402	1,433	2,835	—	530	530	173
Relating to short-term leases	815	79	894	668	298	966	387
	2,217	1,512	3,729	668	828	1,496	560

15	Lease accounting (Continued)

Supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Cash paid for the rentals included in the lease liabilities	1,330	1,446	2,776	1,296	1,252	2,548	986
Right-of-use assets obtained in exchange for operating lease liabilities	611	2,377	2,988	1,469	313	1,782	83

The Company recognized impairment of right-of-use assets of US$2,365, US$2,624 and US$53, out of which US$1,014, US$1,073 and US$53 were related to the continuing operations, for the years ended December 31, 2022, 2023 and 2024, respectively.